RELATED PARTY TRANSACTIONS - Promissory note receivable (Details) - Quebecor Media - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Promissory note receivable	$ 836.0	$ 160.0
Interest rate on Promissory Note	7.00%	4.90%